Portfolio of Investments
Columbia Select Large Cap Equity Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 9.1%
Entertainment 1.5%
Electronic Arts, Inc.	138,519	19,798,521
Interactive Media & Services 5.6%
Alphabet, Inc., Class C(a)	31,486	75,930,378
Media 2.0%
Comcast Corp., Class A	481,641	27,617,295
Total Communication Services		123,346,194
Consumer Discretionary 13.8%
Automobiles 1.7%
General Motors Co.(a)	294,929	17,492,239
Tesla Motors, Inc.(a)	8,084	5,054,278
Total		22,546,517
Internet & Direct Marketing Retail 5.1%
Amazon.com, Inc.(a)	21,267	68,545,030
Multiline Retail 2.5%
Dollar Tree, Inc.(a)	140,783	13,726,342
Target Corp.	90,016	20,426,431
Total		34,152,773
Specialty Retail 4.5%
Gap, Inc. (The)	436,142	14,588,950
Home Depot, Inc. (The)	90,580	28,886,868
TJX Companies, Inc. (The)	269,513	18,202,908
Total		61,678,726
Total Consumer Discretionary		186,923,046
Consumer Staples 5.4%
Food Products 1.5%
Mondelez International, Inc., Class A	325,939	20,706,905
Household Products 2.2%
Procter & Gamble Co. (The)	216,592	29,207,431
Tobacco 1.7%
Philip Morris International, Inc.	234,065	22,570,888
Total Consumer Staples		72,485,224
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.2%
Oil, Gas & Consumable Fuels 2.2%
ConocoPhillips Co.	284,730	15,870,850
Pioneer Natural Resources Co.	94,020	14,308,904
Total		30,179,754
Total Energy		30,179,754
Financials 13.0%
Banks 5.1%
Bank of America Corp.	744,443	31,556,939
Citigroup, Inc.	318,720	25,086,451
Popular, Inc.	152,811	12,470,906
Total		69,114,296
Capital Markets 6.3%
BlackRock, Inc.	27,922	24,488,711
Charles Schwab Corp. (The)	295,667	21,835,008
Intercontinental Exchange, Inc.	169,265	19,106,633
State Street Corp.	225,132	19,581,981
Total		85,012,333
Insurance 1.6%
Allstate Corp. (The)	158,161	21,606,374
Total Financials		175,733,003
Health Care 14.2%
Biotechnology 3.6%
AbbVie, Inc.	218,791	24,767,141
BioMarin Pharmaceutical, Inc.(a)	105,082	8,122,839
Exact Sciences Corp.(a)	64,161	7,091,715
Horizon Therapeutics PLC(a)	89,456	8,199,537
Total		48,181,232
Health Care Equipment & Supplies 3.2%
Medtronic PLC	187,753	23,767,652
Stryker Corp.	78,418	20,017,763
Total		43,785,415
Health Care Providers & Services 1.6%
Centene Corp.(a)	294,277	21,658,787
Life Sciences Tools & Services 1.4%
IQVIA Holdings, Inc.(a)	80,163	19,251,946
Columbia Select Large Cap Equity Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.4%
Eli Lilly & Co.	121,240	24,216,478
Johnson & Johnson	209,993	35,541,315
Total		59,757,793
Total Health Care		192,635,173
Industrials 9.2%
Aerospace & Defense 1.2%
Howmet Aerospace, Inc.(a)	474,465	16,834,018
Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	103,762	22,267,325
Airlines 1.3%
Southwest Airlines Co.(a)	274,556	16,874,212
Building Products 2.4%
Masco Corp.	241,553	14,568,061
Trane Technologies PLC	98,028	18,272,419
Total		32,840,480
Machinery 1.1%
AGCO Corp.	105,291	14,569,116
Road & Rail 1.6%
Union Pacific Corp.	96,468	21,679,254
Total Industrials		125,064,405
Information Technology 27.5%
Communications Equipment 1.8%
Cisco Systems, Inc.	461,473	24,411,922
Electronic Equipment, Instruments & Components 1.2%
TE Connectivity Ltd.	125,493	17,026,890
IT Services 4.3%
Fiserv, Inc.(a)	153,587	17,693,222
MasterCard, Inc., Class A	76,286	27,507,206
Square, Inc., Class A(a)	57,852	12,873,227
Total		58,073,655
Semiconductors & Semiconductor Equipment 6.3%
Applied Materials, Inc.	154,703	21,369,125
Broadcom, Inc.	49,106	23,194,237
NVIDIA Corp.	34,956	22,713,710
NXP Semiconductors NV	84,914	17,952,518
Total		85,229,590
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 10.0%
Adobe, Inc.(a)	50,095	25,276,935
Intuit, Inc.	48,143	21,139,110
Microsoft Corp.	357,135	89,169,467
Total		135,585,512
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.(b)	424,895	52,946,166
Total Information Technology		373,273,735
Real Estate 1.6%
Equity Real Estate Investment Trusts (REITS) 1.6%
Prologis, Inc.	183,671	21,643,791
Total Real Estate		21,643,791
Utilities 2.8%
Multi-Utilities 2.8%
Ameren Corp.	224,336	18,889,091
DTE Energy Co.	134,744	18,593,325
Total		37,482,416
Total Utilities		37,482,416
Total Common Stocks (Cost $899,478,997)		1,338,766,741

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(c),(d)	15,735,813	15,734,239
Total Money Market Funds (Cost $15,733,988)		15,734,239
Total Investments in Securities (Cost: $915,212,985)		1,354,500,980
Other Assets & Liabilities, Net		568,720
Net Assets		1,355,069,700

2	Columbia Select Large Cap Equity Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, May 31, 2021 (Unaudited)
At May 31, 2021, securities and/or cash totaling $984,419 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	47	06/2021	USD	9,875,640	660,727	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	28,706,905	74,975,288	(87,947,954)	—	15,734,239	—	4,250	15,735,813
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Large Cap Equity Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT172_02_L01_(07/21)